Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive loss, net of tax	$ 11	$ (4)
Cash dividends declared on common stock	$ 2.2825	$ 2.1325